INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2025	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock — 84.3%
COMMUNICATION SERVICES — 7.2%
8,480	Electronic Arts	1,710,416
90,700	Frontier Communications Parent(a)(b)	3,387,645
165,129	Lionsgate Studios Corp.(a)(b)	1,139,390

		6,237,451

CONSUMER DISCRETIONARY — 6.7%
1,208,054	Deliveroo PLC, Class A(b)	2,927,022
139,034	Hanesbrands(b)	916,234
44,041	Victoria’s Secret(a)(b)	1,195,273
22,266	YETI Holdings(a)(b)	738,786

		5,777,315

CONSUMER STAPLES — 5.1%
30,586	Calavo Growers(a)	787,284
7,121	Kellanova(a)	584,064
16,685	Lamb Weston Holdings(a)	969,065
57,775	Reynolds Consumer Products(a)(c)	1,413,754
25,778	Simply Good Foods(a)(b)	639,810

		4,393,977

ENERGY — 3.6%
98,000	Green Plains, Inc.(a)(b)	861,420
129,613	John Wood Group PLC(b)	32,176
30,630	Parkland	847,531
9,173	Phillips 66(a)	1,247,711
11,333	Talos Energy, Inc.(a)(b)	108,684

		3,097,522

FINANCIALS — 8.8%
5,000	1RT Acquisition Corp., Class A(b)	52,250
51,000	EQV Ventures Acquisition Corp. II, Class A(b)	507,450
60,780	International Money Express(b)	849,097
18,900	Mr Cooper Group	3,983,931
90,750	ProAssurance(a)(b)	2,177,092

		7,569,820

HEALTHCARE — 8.7%
90,000	89bio(b)	1,323,000
8,354	Charles River Laboratories International, Inc.(a)(b)	1,307,067
55,966	Sotera Health(a)(b)	880,345
16,270	STAAR Surgical(b)	437,175
20,742	Surmodics(b)	619,978
26,711	Verona Pharma PLC ADR(b)	2,850,331
256,565	Walgreens Boots Alliance, Inc.(a)	135,980

		7,553,876

INDUSTRIALS — 15.3%
33,499	Air Lease, Class A	2,132,211
13,290	Chart Industries(a)(b)	2,659,994
35,000	CSX Corp.(a)	1,242,850
9,436	Dayforce(b)	650,046
31,200	Fluor(b)	1,312,584
17,353	KBR(a)	820,623
31,408	Ralliant Corp.(a)	1,373,486
37,415	WillScot Holdings, Class A(a)	789,831
29,263	WNS Holdings(a)(b)	2,231,889

		13,213,514

INFORMATION TECHNOLOGY — 16.2%
2,153	Adobe, Inc.(b)	759,471
2,700	Advanced Micro Devices(b)	436,833
16,022	BILL Holdings(b)	848,685
42,079	Braze, Class A(b)	1,196,727
9,545	CyberArk Software(b)	4,611,667
2,980	Datadog, Class A(b)	424,352
28,957	Gitlab, Class A(a)(b)(c)	1,305,382
1,915	Guidewire Software(b)	440,182
106,100	indie Semiconductor, Inc., Class A(a)(b)	431,827
75,560	Jamf Holding(b)	808,492
3,229	Synopsys(b)	1,593,156
19,920	Verint Systems(a)(b)	403,380

Shares		Value ($)
Common Stock (continued)
INFORMATION TECHNOLOGY (continued)
11,945	Vertex, Class A(b)(c)	296,116
1,780	Workday, Class A(b)	428,499

		13,984,769

MATERIALS — 3.6%
12,666	Amrize Ltd.(a)(b)	619,626
15,750	Freeport-McMoRan, Inc.(a)	617,715
9,450	International Paper Co.(a)	438,480
15,700	Smurfit WestRock PLC(a)	668,349
16,850	Teck Resources, Ltd., Class B(a)	739,547

		3,083,717

REAL ESTATE — 3.0%
312,550	City Office, REIT	2,175,348
4,715	CoStar Group(b)	397,805

		2,573,153

UTILITIES — 6.1%
12,275	RWE	546,420
57,010	TXNM Energy(a)	3,223,915
8,000	Vistra Corp.(a)	1,567,360

		5,337,695

	Total Common Stock (Cost $72,456,363)	72,822,809

Principal Amount ($)
Corporate Obligations — 8.0%
CONSUMER DISCRETIONARY — 4.2%
	Boost Newco Borrower
1,500,000	7.50%, 01/15/2031(d)	1,592,392
	Matthews International
2,000,000	8.63%, 10/01/2027(d)	2,068,632

		3,661,024

ENERGY — 2.4%
	Shelf Drilling Holdings
1,500,000	9.63%, 04/15/2029(c)(d)	1,572,756
	Talos Production
462,000	9.38%, 02/01/2031(d)	481,530

		2,054,286

INFORMATION TECHNOLOGY — 1.4%
	Hewlett Packard Enterprise
1,252,000	5.60%, 10/15/2054	1,198,007

	Total Corporate Obligations (Cost $6,816,257)	6,913,317

Shares
Master Limited Partnerships — 4.6%
ENERGY — 2.9%
74,600	Energy Transfer L.P.(a)	1,280,136
408,240	Martin Midstream Partners L.P.	1,249,214

		2,529,350

UTILITIES — 1.7%
57,506	Brookfield Renewable Partners L.P.(a)	1,483,080

	Total Master Limited Partnerships (Cost $4,411,495)	4,012,430

Preferred Stock — 3.5%
ENERGY — 3.5%
3,000,000	Fermi, LLC 15.00%(b)(e)	3,000,000

	Total Preferred Stock (Cost $3,000,000)	3,000,000

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2025	NexPoint Event Driven Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans(f) — 2.8%
CONSUMER DISCRETIONARY — 1.7%
	Boost Newco Borrower, LLC, USD Term B-2 Loan, 6.002%,
1,412,900	01/31/2031(g)	1,416,581

HEALTHCARE — 1.1%
	Carestream Health Inc., Term Loan, 1st Lien,11.602%,
1,907,463	09/30/2027(g)	956,906

	Total U.S. Senior Loans (Cost $3,170,452)	2,373,487

Contracts
Purchased Put Options(b) — 0.3%
3,359	Total Purchased Put Options (Cost $375,222)	287,672

Purchased Call Options(b) — 0.2%
550	Total Purchased Call Options (Cost $211,205)	148,500

Units
Rights — 0.0%
HEALTHCARE — 0.0%
3,352	Abiomed, Inc.(b)(h)(i)	3,419
22,042	Blueprint Medicines Corp.(a)(b)(h)(i)	10,139
7,303	Novartis(a)(b)(h)(i)	—
225,000	Paratek Pharmaceuticals(b)(h)(i)	18,000

	Total Rights (Cost $–)	31,558

Warrants — 0.0%
FINANCIALS — 0.0%
1,250	1RT Acquisition Corp., Expires 06/23/2031(b)	1,100
17,000	EQV Ventures Acquisition Corp. II, Expires 07/03/2031(b)	4,080
	Total Warrants (Cost $6,197)	5,180

Principal Amount ($)
Repurchase Agreements(j)(k) — 1.4%
281,694	Citadel Securities LLC dated 9/30/2025 to be repurchased on 10/01/2025, repurchase price $281,727 (collateralized by U.S. Treasury Obligations, ranging in par value $16 - $34,583, 0.000% - 4.100%, 11/15/2025 – 8/15/2055; with total market value $287,362)	281,694

Principal Amount ($)		Value ($)
Repurchase Agreements(j)(k) (continued)
189,391	HSBC Securities (USA), Inc. dated 9/30/2025 to be repurchased on 10/01/2025, repurchase price $189,413 (collateralized by U.S. Treasury Obligations, ranging in par value $522 - $73,253, 0.000% - 4.000%, 7/15/2026 – 8/15/2054; with total market value $193,179)	189,391
267,079	JPMorgan Securities dated 9/30/2025 to be repurchased on 10/01/2025, repurchase price $267,110 (collateralized by U.S. Treasury Obligations, ranging in par value $17,888 - $246,919, 4.125% - 4.500%, 12/31/2031 – 5/31/2032; with total market value $272,421)	267,079
281,694	Natwest Markets Securities dated 9/30/2025 to be repurchased on 10/01/2025, repurchase price $281,727 (collateralized by U.S. Treasury Obligations, ranging in par value $71 - $12,464, 0.000% - 6.625%, 11/18/2025 – 8/15/2055; with total market value $287,328)	281,694
158,779	RBC Dominion Securities dated 9/30/2025 to be repurchased on 10/01/2025, repurchase price $158,797 (collateralized by U.S. Treasury Obligations, ranging in par value $19 - $37,960, 0.000% - 4.750%, 10/23/2025 – 8/15/2055; with total market value $161,955)	158,779

	Total Repurchase Agreements (Cost $1,178,637)	1,178,637

Shares
Cash Equivalents — 1.6%
MONEY MARKET FUND(l) — 1.6%
1,421,082	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.000%	1,421,082

	Total Cash Equivalents (Cost $1,421,082)	1,421,082

Total Investments — 106.7%		92,194,672

(Cost $93,046,910)
Securities Sold Short — (28.8)%
Exchange-Traded Funds — (4.3)%
EQUITY FUNDS — (4.3)%
(22,000)	Global X U.S. Infrastructure Development ETF	(1,047,860)
(23,020)	iShares Expanded Tech-Software Sector ETF(m)	(2,647,530)

	Total Exchange-Traded Funds (Proceeds $3,491,755)	(3,695,390)

Common Stock — (24.5)%
CONSUMER DISCRETIONARY — (2.9)%
(10,100)	Cheesecake Factory	(551,864)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2025	NexPoint Event Driven Fund

Shares		Value ($)
CONSUMER DISCRETIONARY (continued)
(14,184)	Gildan Activewear, Class A	(819,835)
(2,600)	Tesla, Inc.(m)	(1,156,272)

		(2,527,971)

CONSUMER STAPLES — (1.0)%
(15,315)	Dole PLC	(205,833)
(52,782)	Mission Produce(m)	(634,440)

		(840,273)

ENERGY — (1.5)%
(3,048)	Marathon Petroleum	(587,472)
(3,970)	Valero Energy	(675,932)

		(1,263,404)

FINANCIALS — (6.6)%
(155,820)	Cantaloupe(m)	(1,647,018)
(207,905)	Rocket, Class A	(4,029,199)

		(5,676,217)

HEALTHCARE — (0.5)%
(1,871)	STERIS PLC	(462,960)

INFORMATION TECHNOLOGY — (8.6)%
(3,231)	Atlassian, Class A(m)	(515,991)
(70,490)	Informatica, Class A(m)	(1,750,971)
(21,006)	Palo Alto Networks(m)	(4,277,242)
(4,164)	Twilio, Inc., Class A(m)	(416,775)
(23,901)	Zeta Global Holdings, Class A(m)	(474,913)

		(7,435,892)

UTILITIES — (3.4)%
(43,506)	Brookfield Renewable Corporation	(1,497,476)
(4,575)	Constellation Energy Corp.	(1,505,495)

		(3,002,971)

	Total Common Stock (Proceeds $19,811,859)	(21,209,688)

	Total Securities Sold Short - (28.8)% (Proceeds $23,303,614)	(24,905,078)

Other Assets & Liabilities, Net - 22.1%(n)		19,088,080

Net Assets - 100.0%		86,377,674

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $30,430,806.
(b)	Non-income producing security.
(c)

Securities (or a portion of securities) on loan. As of September 30, 2025, the fair value of securities loaned was $2,839,937. The loaned securities were secured with cash and/or securities collateral of $2,468,562. Collateral is calculated based on prior day’s prices.

(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2025, these securities amounted to $5,715,310 or 6.6% of net assets.

(e)	Perpetual security with no stated maturity date.
(f)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of September 30, 2025, the SOFR 1 Month and SOFR 3 Month rates were 4.31% and 4.35%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(g)

Variable or floating rate security. The interest rate shown reflects the rate in effect September 30, 2025. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(h)

Securities with a total aggregate value of $31,558, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(i)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $31,558, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2025. Please see Notes to Investment Portfolio.

(j)	Tri-Party Repurchase Agreement.
(k)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2025 was $1,178,637.
(l)	Rate reported is 7 day effective yield.
(m)	No dividend payable on security sold short.
(n)	As of September 30, 2025, $28,179,415 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2025	NexPoint Event Driven Fund

Forward foreign currency contracts outstanding as of September 30, 2025, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs	10/01/25	CAD	606,474	USD	446,374	$10,500	$—
Goldman Sachs	10/27/25	CAD	606,474	USD	436,052	—	(452)
Goldman Sachs	10/24/25	GBP	2,041,425	USD	2,765,378	17,122	—
Goldman Sachs	10/24/25	GBP	133,072	USD	178,204	—	(944)
Goldman Sachs	10/31/25	EUR	1,485,856	USD	1,739,748	—	(9,261)
Goldman Sachs	10/31/25	USD	1,706,452	EUR	1,457,838	9,575	—
Goldman Sachs	10/31/25	USD	2,294	EUR	1,947	—	(2)

						37,197	(10,659)

Purchased options contracts outstanding as of September 30, 2025 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
ANSYS, Inc.	$360.00	Pershing	October 2025	95	$4,687,205	$142,737	$24,225
89bio, Inc.	14.00	Pershing	December 2025	1,800	2,646,000	41,847	36,000
NuScale Power Corp.	30.00	Pershing	December 2025	71	255,600	23,288	23,004
STAAR Surgical Co.	27.50	Pershing	December 2025	393	1,055,991	48,143	87,443
Warner Bros Discovery, Inc.	18.00	Pershing	November 2025	1,000	1,953,000	119,207	117,000

						$375,222	$287,672

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Chicago Board Options Exchange Volatility Index	$20.00	Pershing	December 2025	550	$895,400	$211,205	$148,500

Written options contracts outstanding as of September 30, 2025 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Warner Bros Discovery, Inc.	$14.00	Pershing	November 2025	(1,000)	$(1,953,000)	$(26,411)	$(29,000)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
ANSYS, Inc.	$380.00	Pershing	October 2025	(95)	$(4,687,205)	$(118,512)	$(19,000)

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2025	NexPoint Event Driven Fund

The Fund had the following swaps contracts, which did not require pledged collateral, open at September 30, 2025:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity Total Return Swaps
Air Lease Corporation	1 Day USD-LIBOR plus 0.61%	Upon Maturity	Goldman Sachs	09/03/2026	USD	1,317,826	(9,937)	—	(9,937)
Just Eat Takeaway.com	1 Day EUR-ESTR plus 0.55%	Upon Maturity	Goldman Sachs	03/23/2026	EUR	3,804,113	48,514	—	48,514
Merus NV	1 Day USD-LIBOR plus —%	Upon Maturity	Goldman Sachs	10/01/2026	USD	1,402,314	1,369	—	1,369
Performant Financial Corporation	1 Day USD-LIBOR plus 0.61%	Upon Maturity	Goldman Sachs	08/20/2026	USD	3,529,891	31,134	—	31,134
Prosper Cap Corporation Ltd	1 Day USD-LIBOR plus 0.61%	Upon Maturity	Goldman Sachs	09/24/2026	USD	3,013,215	117	—	117
Verint Systems Inc	1 Day USD-LIBOR plus 0.61%	Upon Maturity	Goldman Sachs	09/24/2026	USD	2,602,692	(6,080)	—	(6,080)
Vimeo Inc	1 Day USD-LIBOR plus 0.61%	Upon Maturity	Goldman Sachs	09/24/2026	USD	1,994,356	1,937	—	1,937

Total Long Equity Total Return Swaps							67,054	—	67,054

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2025	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock — 83.3%
COMMUNICATION SERVICES — 10.0%
140,430	Electronic Arts	28,324,731
1,195,500	Frontier Communications Parent(a)	44,651,925
88,561	GCI Liberty, Inc., Class A(a)(b)(c)	—
2,683,061	Integral Ad Science Holding(a)	27,286,730
1,783,001	Vimeo(a)	13,818,258

		114,081,644

CONSUMER DISCRETIONARY — 6.4%
15,629,916	Deliveroo PLC, Class A(a)	37,870,079
416,492	Guess?(d)	6,959,581
1,768,585	Hanesbrands(a)	11,654,975
1,943,510	Soho House, Class A(a)	17,200,064

		73,684,699

CONSUMER STAPLES — 0.8%
114,248	Kellanova(e)	9,370,621

ENERGY — 2.0%
449,898	Aris Water Solutions, Class A	11,094,485
394,470	Parkland	10,914,974

		22,009,459

FINANCIALS — 14.6%
8,869,060	AvidXchange Holdings(a)	88,247,147
150,000	EQV Ventures Acquisition Corp. II, Class A(a)	1,492,500
732,990	Guild Holdings, Class A	14,615,820
160,235	Mr Cooper Group	33,775,936
1,162,610	ProAssurance(a)	27,891,014

		166,022,417

HEALTHCARE — 10.1%
284,490	Andlauer Healthcare Group	10,789,520
198,814	Merus(a)	18,718,338
207,000	STAAR Surgical(a)	5,562,090
455,360	Tourmaline Bio(a)	21,779,869
528,890	Verona Pharma PLC ADR(a)(e)	56,437,852
3,915,428	Walgreens Boots Alliance, Inc.	2,075,177

		115,362,846

INDUSTRIALS — 18.2%
709,050	Air Lease, Class A	45,131,032
169,010	Chart Industries(a)(d)	33,827,352
208,403	Dayforce(a)	14,356,883
839,024	MRC Global(a)	12,098,726
665,152	Steelcase, Class A	11,440,614
1,183,033	WNS Holdings(a)	90,229,927

		207,084,534

INFORMATION TECHNOLOGY — 11.8%
121,408	CyberArk Software(a)(e)	58,658,275
440,130	Meridianlink(a)	8,771,791
450,618	PROS Holdings(a)	10,323,658
622,470	Spectris PLC	34,453,182
1,121,920	Verint Systems(a)	22,718,880

		134,925,786

REAL ESTATE — 5.8%
6,240,620	InterRent Real Estate Investment Trust	59,966,285
812,559	Paramount Group(a)	5,314,136

		65,280,421

UTILITIES — 3.6%
44,976	Allete, Inc.	2,986,406
668,650	TXNM Energy(e)	37,812,158

		40,798,564

	Total Common Stock (Cost $931,426,247)	948,620,991

Principal Amount ($)		Value ($)
Corporate Obligations — 7.9%
COMMUNICATION SERVICES — 1.1%
	EchoStar
11,750,000	10.75%, 11/30/2029	12,948,852

CONSUMER DISCRETIONARY — 2.8%
	Boost Newco Borrower
17,450,000	7.50%, 01/15/2031(f)	18,524,833
	Foundation Building Materials
13,500,000	6.00%, 03/01/2029(f)	13,692,152

		32,216,985

ENERGY — 2.8%
	Shelf Drilling Holdings
30,230,000	9.63%, 04/15/2029(d)(f)	31,696,276

INFORMATION TECHNOLOGY — 1.2%
	Hewlett Packard Enterprise
13,598,000	5.60%, 10/15/2054	13,011,576

	Total Corporate Obligations (Cost $88,645,903)	89,873,689

U.S. Senior Loans(g) — 7.1%
COMMUNICATION SERVICES — 4.6%
	Commscope, LLC, Initial Term Loan, 8.913%,
26,500,000	12/17/2029	26,858,413
	Lumen Technologies Inc., Term B-1 Loan, 6.628%,
25,386,238	04/16/2029(h)	25,262,860

		52,121,273

CONSUMER DISCRETIONARY — 2.5%
	Boost Newco Borrower, LLC, USD Term B-2 Loan, 6.002%,
24,315,356	01/31/2031(h)	24,378,698
	Foundation Building Materials, Inc., 2025 Incremental Term Loan, 1st Lien, 9.546%,
3,500,000	01/29/2031(h)	3,525,322

		27,904,020

MATERIALS — 0.0%
	Anchor Packaging, LLC, Amendment No.5 Term Loan, 1st Lien, 7.386%,
504,894	07/18/2029	507,682

	Total U.S. Senior Loans (Cost $81,058,529)	80,532,975

Asset-Backed Securities — 0.6%
OTHER ASSET-BACKED SECURITIES — 0.6%
	Black Diamond CLO, Series 2022-1A, Class A1A
5,000,000	TSFR3M + 2.500%, 6.82%, 10/25/2035(f)(h)	5,017,500
	Venture XXVII CLO, Series 2017-27RA, Class A
2,176,903	US0003M + 1.300%, 6.59%, 7/21/2030(f)(h)	2,177,991

	Total Asset-Backed Securities (Cost $7,145,437)	7,195,491

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2025	NexPoint Merger Arbitrage Fund

Contracts		Value ($)
Purchased Put Options(a) — 0.1%
5,000	Total Purchased Put Options (Cost $612,500)	1,112,500

Units
Warrants — 0.1%
FINANCIALS — 0.0%
50,000	EQV Ventures Acquisition Corp. II, Expires 07/03/2031(a)	12,000

HEALTHCARE — 0.0%
71,084	Apollomics, Expires 12/11/2027(a)	1,351
108,741	CERo Therapeutics Holdings, Expires 02/17/2029(a)	1,446

		2,797

INFORMATION TECHNOLOGY — 0.0%
113,155	SMX Security Matters, Expires 03/10/2028(a)	2,750
198,080	Spectaire Holdings, Expires 10/20/2028(a)(b)(c)	851

		3,601

REAL ESTATE — 0.0%
12,612	Appreciate Holdings, Expires 12/02/2027(a)(b)(c)	—

SPECIAL PURPOSE ACQUISITION COMPANIES — 0.1%
12,500	AltEnergy Acquisition, Expires 11/05/2028(a)	511
225,000	Energem, Expires 11/19/2026(a)(b)(c)	—
30,463	Everest Consolidator Acquisition, Expires 07/22/2028(a)	—
147,162	Integrated Rail and Resources Acquisition, Expires 11/15/2026(a)	40,470
100,000	LightWave Acquisition Corp.(a)(i)	1,004,000

		1,044,981

	Total Warrants (Cost $1,266,630)	1,063,379

Rights — 0.1%
HEALTHCARE — 0.1%
171,486	Abiomed, Inc.(a)(b)(c)	174,916
428,410	Blueprint Medicines Corp.(a)(b)(c)	197,069
268,873	Novartis(a)(b)(c)(e)	—

	Total Rights (Cost $–)	371,985

Principal Amount ($)
Repurchase Agreements(j)(k) — 0.1%
328,456	Citadel Securities LLC dated 9/30/2025 to be repurchased on 10/01/2025, repurchase price $328,495 (collateralized by U.S. Treasury Obligations, ranging in par value $19 - $40,323, 0.000% - 4.104%, 11/15/2025 – 8/15/2055; with total market value $335,065)	328,456

Principal Amount ($)		Value ($)
Repurchase Agreements(j)(k) (continued)
220,829	HSBC Securities (USA), Inc. dated 9/30/2025 to be repurchased on 10/01/2025, repurchase price $220,855 (collateralized by U.S. Treasury Obligations, ranging in par value $608 - $85,413, 0.000% - 4.000%, 7/15/2026 – 8/15/2054; with total market value $225,246)	220,829
311,415	JPMorgan Securities dated 9/30/2025 to be repurchased on 10/01/2025, repurchase price $311,451 (collateralized by U.S. Treasury Obligations, ranging in par value $20,858 - $287,909, 4.125% - 4.500%, 12/31/2031 – 5/31/2032; with total market value $317,643)	311,415
328,456	Natwest Markets Securities dated 9/30/2025 to be repurchased on 10/01/2025, repurchase price $328,494 (collateralized by U.S. Treasury Obligations, ranging in par value $82 - $14,533, 0.000% - 6.625%, 11/18/2025 – 8/15/2055; with total market value $335,025)	328,456
185,137	RBC Dominion Securities dated 9/30/2025 to be repurchased on 10/01/2025, repurchase price $185,159 (collateralized by U.S. Treasury Obligations, ranging in par value $22 - $44,261, 0.000% - 4.750%, 10/23/2025 – 8/15/2055; with total market value $188,840)	185,137

	Total Repurchase Agreements (Cost $1,374,293)	1,374,293

Shares
Cash Equivalents — 0.5%
MONEY MARKET FUND(l) — 0.5%
6,028,257	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.000%	6,028,257

	Total Cash Equivalents (Cost $6,028,257)	6,028,257

Total Investments - 99.8%		1,136,173,560

(Cost $1,117,557,796)
Securities Sold Short — (14.4)%
Master Limited Partnership — (0.7)%
Energy — (0.7)%
(202,474)	Western Midstream Partners L.P.	(7,955,203)

	Total Master Limited Partnership (Proceeds $7,753,497)	(7,955,203)

Common Stock — (13.7)%
CONSUMER DISCRETIONARY — (0.9)%
(180,430)	Gildan Activewear, Class A	(10,428,854)

FINANCIALS — (4.4)%
(147,039)	Aspen Insurance Holdings(m)	(5,397,802)
(997,990)	Cantaloupe(m)	(10,548,754)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2025	NexPoint Merger Arbitrage Fund

Shares		Value ($)
FINANCIALS (continued)
(1,762,589)	Rocket, Class A	(34,158,975)

		(50,105,531)

INDUSTRIALS — (1.7)%
(145,804)	HNI	(6,830,917)
(796,218)	Now(m)	(12,142,325)

		(18,973,242)

INFORMATION TECHNOLOGY — (6.7)%
(905,590)	Informatica, Class A(m)	(22,494,856)
(267,170)	Palo Alto Networks(m)	(54,401,155)

		(76,896,011)

	Total Common Stock (Proceeds $147,461,845)	(156,403,638)

	Total Securities Sold Short - (14.4)% (Proceeds $155,215,342)	(164,358,841)

Other Assets & Liabilities, Net - 14.6%(n)		166,952,157

Net Assets - 100.0%		1,138,766,876

(a)	Non-income producing security.
(b)

Securities with a total aggregate value of $372,836, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(c)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $372,836, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2025. Please see Notes to Investment Portfolio.

(d)

Securities (or a portion of securities) on loan. As of September 30, 2025, the fair value of securities loaned was $1,664,176. The loaned securities were secured with cash and/or securities collateral of $1,374,293. Collateral is calculated based on prior day’s prices.

(e)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $96,201,214.
(f)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2025, these securities amounted to $71,108,752 or 6.2% of net assets.

(g)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of September 30, 2025, the SOFR 1 Month and SOFR 3 Month rates were 4.31% and 4.35%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(h)

Variable or floating rate security. The interest rate shown reflects the rate in effect September 30, 2025. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(i)	Expiration date not available.
(j)	Tri-Party Repurchase Agreement.
(k)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2025 was $1,374,293.
(l)	Rate reported is 7 day effective yield.
(m)	No dividend payable on security sold short.
(n)	As of September 30, 2025, $191,100,296 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2025	NexPoint Merger Arbitrage Fund

Forward foreign currency contracts outstanding as of September 30, 2025, were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs	10/01/25	CAD	7,810,506	USD	5,748,645	$135,230	$—
Goldman Sachs	10/24/25	CAD	10,993,733	USD	8,008,572	97,308	—
Goldman Sachs	12/15/25	CAD	83,248,158	USD	60,995,532	943,158	—
Goldman Sachs	10/24/25	CAD	3,252,189	USD	2,338,345	—	(1,982)
Goldman Sachs	10/27/25	CAD	7,810,506	USD	5,611,169	—	(10,369)
Goldman Sachs	10/31/25	EUR	1,313,975	USD	1,558,732	12,046	—
Goldman Sachs	10/10/25	EUR	28,731,402	USD	33,759,627	—	(16,560)
Goldman Sachs	10/31/25	EUR	18,438,242	USD	21,588,761	—	(114,977)
Goldman Sachs	11/28/25	EUR	9,106,227	USD	9,981,284	—	(753,713)
Goldman Sachs	10/24/25	GBP	26,524,314	USD	35,934,076	225,875	—
Goldman Sachs	02/18/26	GBP	25,081,955	USD	33,970,008	219,000	—
Goldman Sachs	10/24/25	GBP	1,609,535	USD	2,155,189	—	(11,638)
Goldman Sachs	10/31/25	USD	22,672,793	EUR	19,369,557	127,200	—
Goldman Sachs	10/31/25	USD	30,100	EUR	25,547	—	(28)
Goldman Sachs	11/28/25	USD	10,736,615	EUR	9,106,227	—	(1,619)

						1,759,817	(910,886)

Purchased options contracts outstanding as of September 30, 2025 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
STAAR Surgical Co.	$27.50	Pershing	December 2025	5,000	$13,435,000	$612,500	$1,112,500

The Fund had the following swaps contracts, which did not require pledged collateral, open at September 30, 2025:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Paid (Received) ($)	Appreciation/ (Depreciation) ($)
Long Equity Total Return Swaps
Alpha Group International PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	8/20/2026	GBP	33,922,253	245,868	—	245,868
Jde Peets NV	1 Day EUR-ESTR plus 0.55%	Upon Maturity	Goldman Sachs	9/1/2026	EUR	33,841,149	(124)	—	(124)
Just Eat Takeaway.com	1 Day EUR-ESTR plus 0.55%	Upon Maturity	Goldman Sachs	9/16/2026	EUR	3,985,284	(1,293)	—	(1,293)
Just Group PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	8/20/2026	GBP	34,014,420	112,080	—	112,080
Sapiens International Corporation NV	1 Day USD-LIBOR plus 0.61%	Upon Maturity	Goldman Sachs	8/17/2026	USD	30,532	342	—	342
Spectris PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	9/2/2026	GBP	22,338,444	253,417	—	253,417

Total Long Equity Total Return Swaps							610,290	—	610,290

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2025	Nexpoint Credit Catalyst Fund

Principal Amount ($)		Value ($)
Corporate Obligations — 47.4%
COMMUNICATION SERVICES — 4.1%
	EchoStar
500,000	10.75%, 11/30/2029	550,625
	Starz Capital Holdings 1
500,000	6.00%, 04/15/2030(a)	474,170

		1,024,795

CONSUMER DISCRETIONARY — 12.1%
	Boost Newco Borrower
500,000	7.50%, 01/15/2031(a)	530,425
	Empire Resorts
1,000,000	7.75%, 11/01/2026(a)	996,528
	Foundation Building Materials
500,000	6.00%, 03/01/2029(a)	506,804
	Matthews International
1,000,000	8.63%, 10/01/2027(a)	1,033,421

		3,067,178

CONSUMER STAPLES — 2.0%
	Performance Food Group
500,000	6.13%, 09/15/2032(a)	512,152

ENERGY — 15.3%
	Hess Midstream Operations L.P.
1,000,000	4.25%, 02/15/2030(a)	969,235
	Martin Midstream Partners
500,000	11.50%, 02/15/2028(a)	529,051
	Shelf Drilling Holdings
1,632,000	9.63%, 04/15/2029(a)	1,710,041
	Talos Production
625,000	9.38%, 02/01/2031(a)	650,923

		3,859,250

FINANCIALS — 7.9%
	Nationstar Mortgage Holdings
2,000,000	6.00%, 01/15/2027(a)	2,000,000

HEALTH CARE — 1.8%
	Charles River Laboratories International
500,000	4.00%, 03/15/2031(a)	465,649

INDUSTRIALS — 4.2%
	Clue Opco
500,000	9.50%, 10/15/2031(a)	534,710
	Resideo Funding
500,000	6.50%, 07/15/2032(a)	512,375

		1,047,085

	Total Corporate Obligations (Cost $11,952,314)	11,976,109

U.S. Senior Loans(b) — 30.5%
COMMUNICATION SERVICES — 11.9%
	Commscope, LLC, Initial Term Loan, 8.913%,
1,000,000	12/17/2029	1,011,250
	Frontier Communications Holdings, LLC, Initial Term Loan, 6.650%,
1,000,000	07/01/2031(c)	998,330
	Lumen Technologies Inc., Term B-1 Loan, 6.628%,
1,000,000	04/16/2029(c)	992,640

		3,002,220

CONSUMER DISCRETIONARY — 9.8%
	Foundation Building Materials, Inc., 2025 Incremental Term Loan, 1st Lien, 9.546%,
500,000	01/29/2031(c)	501,965

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
CONSUMER DISCRETIONARY (continued)
	Gogo Intermediate Holdings LLC, Initial Term Loan, 1st Lien, 8.181%,
1,000,000	04/30/2028(c)	991,560
	Majordrive Holdings IV, LLC, Initial Term Loan, 8.263%,
1,000,000	06/01/2028	973,610

		2,467,135

HEALTHCARE — 3.9%
	Bausch + Lomb Corp., First Incremental Term Loan, 8.166%,
1,000,000	09/29/2028	998,750

INDUSTRIALS — 3.9%
	Stubhub Holdco Sub, LLC, Extended USD Term B Loan, 8.913%,
1,000,000	03/15/2030(c)	989,580

MATERIALS — 1.0%
	Anchor Packaging, LLC, Amendment No.5 Term Loan, 1st Lien, 7.386%,
250,000	07/18/2029	250,885

	Total U.S. Senior Loans (Cost $7,754,043)	7,708,570

Asset-Backed Security — 4.0%
	Wells Fargo Commercial Mortgage Trust 2025-1918, Series 1918, Class D
1,000,000	8.62%, 9/15/2040(a)	1,000,000

	Total Asset-Backed Security (Cost $1,000,000)	1,000,000

Shares
Cash Equivalents — 21.7%
MONEY MARKET FUND(d) — 21.7%
5,477,388	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.000%	5,477,388

	Total Cash Equivalents (Cost $5,477,388)	5,477,388

Total Investments - 103.6%		26,162,067

(Cost $26,183,745)
Other Assets & Liabilities, Net - (3.6)%		(908,673)

Net Assets - 100.0%		25,253,394

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2025, these securities amounted to $12,425,484 or 49.2% of net assets.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2025	Nexpoint Credit Catalyst Fund

(b)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of September 30, 2025, the SOFR 1 Month and SOFR 3 Month rates were 4.31% and 4.35%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(c)

Variable or floating rate security. The interest rate shown reflects the rate in effect September 30, 2025. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(d)	Rate reported is 7 day effective yield.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2025	NexPoint Funds I

Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three portfolios that were offered as of September 30, 2025, each of which is non-diversified. This report includes information for the three months ended September 30, 2025 for NexPoint Event Driven Fund (the “Event Driven Fund”), NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) and NexPoint Credit Catalyst Fund (the “Credit Catalyst Fund”) (each a “Fund” and, collectively, the “Funds”).

On September 15, 2022, the Board of Trustees (the “Board”) of Highland Funds I approved a change of the Trust’s name from Highland Funds I to the NexPoint Funds I.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Funds’ valuation designee to perform the fair valuation determination for securities and other assets held by the Funds. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by NexPoint and approved by the Funds’ Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint Asset Management, L.P. (“NexPoint”, “NAM”, or the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”), will be valued by the Funds at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(continued)

As of September 30, 2025	NexPoint Funds I

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Funds’ senior loans and bonds are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans and bonds that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

As of September 30, 2025, the Funds’ investments consisted of common stocks, corporate obligations, preferred stocks, senior loans, asset-backed securities, bonds and notes, exchange-traded funds, repurchase agreements, special purpose acquisition companies, cash equivalents, rights, warrants, securities sold short, forward foreign currency contracts, options and swaps. The fair value of the Funds’ common stocks, preferred stocks, other registered investment companies, rights, warrants, forward contracts and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2025	NexPoint Funds I

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control.

The Event Driven Fund, Merger Arbitrage Fund and Credit Catalyst Fund did not have any affiliated issuers as of September 30, 2025.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.